Expense Example	Aug. 01, 2026 USD ($)
Absolute CEF Opportunities | Absolute CEF Opportunities INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 794
Expense Example, with Redemption, 3 Years	2,721
Expense Example, with Redemption, 5 Years	4,441
Expense Example, with Redemption, 10 Years	7,978
ABSOLUTE CONVERTIBLE ARBITRAGE FUND | ABSOLUTE CONVERTIBLE ARBITRAGE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
ABSOLUTE CONVERTIBLE ARBITRAGE FUND | ABSOLUTE CONVERTIBLE ARBITRAGE FUND INVESTOR SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,911
ABSOLUTE FLEXIBLE FUND | ABSOLUTE FLEXIBLE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	591
Expense Example, with Redemption, 5 Years	1,054
Expense Example, with Redemption, 10 Years	$ 2,336